Goodwill (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance		$ 269,888	¥ 1,755,970
Impairment	¥ (766,000)	(117,800)	(766,440)
Ending Balance		$ 152,088	¥ 989,530